UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT Investment Company

Investment Company Act file number: 811-08879

SUN CAPITAL ADVISERS TRUST

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(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

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(Address of principal executive office) (Zip Code)

Maura A. Murphy, Esq.

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

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(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: (781) 237-6030

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Date of fiscal year-end : 12/31
Date of reporting period:	07/01/2004 - 08/06/2004

This Amendment No. 1 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the initial Form N-PX filed on November 2, 2004.

Item 1. Proxy Voting Record.

Incorporated by reference to Item 1 of Registrant's Form N-PX for the period from 07/01/2004 through 08/06/2004, was filed on November 2, 2004.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SUN CAPITAL ADVISERS TRUST

By: /s/ JAMES M.A. ANDERSON

Name: James M.A. Anderson

Title: President and Chief Executive Officer

Date: January 28, 2005